Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020		Oct. 31, 2019	Jan. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 2,326	[1]	$ 2,308	$ 2,247
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(1,186)		(966)	805
Net gains (losses) on hedges of net investments in foreign operations	229		82	(184)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	1		19	7
Net gains (losses) on hedges of net investments in foreign operations	60		22	(48)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(1,018)		(925)	662
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	174		163	443
Reclassification of net (gains) losses to net income	(75)		(217)	(371)
Income tax expense (benefit):
Net gains (losses) in fair value	72		28	125
Reclassification of net (gains) losses to net income	(25)		(50)	(110)
Other comprehensive income net of tax available for sale financial assets net of tax	52		(32)	57
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	227		618	721
Reclassification of net (gains) losses to net income	(122)		(481)	(374)
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	67		155	191
Reclassification of net (gains) losses to net income	(37)		(119)	(101)
Other comprehensive income net of tax cash flow hedges	75		101	257
Other comprehensive income (loss) from investments in associates	(27)		21	19
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(358)		75	(460)
Income tax expense (benefit)	(93)		22	(119)
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(265)		53	(341)
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	54		36	31
Income tax expense (benefit)	18		6	8
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	36		30	23
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(12)		18	30
Income tax expense (benefit)	(3)		5	8
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(9)		13	22
Other comprehensive income (loss) from investments in associates	(7)		(7)	(3)
Other comprehensive income (loss)	(1,163)		(746)	696
Comprehensive income	1,163		1,562	2,943
Comprehensive income (loss) attributable to non-controlling interests	(38)		(22)	212
Comprehensive income attributable to equity holders of the Bank	1,201		1,584	2,731
Preferred shareholders and other equity instrument holders	25		64	29
Common shareholders	$ 1,176		$ 1,520	$ 2,702

[1]	The amounts for the period ended January 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).